SHAREHOLDERS' EQUITY (DEFICIT) (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Equity [Abstract]
Schedule of Stock Option Activity
Stock option activity for the periods presented is as follows (in thousands, except per share value):

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)	Aggregate Intrinsic Value
Outstanding at December 31, 2023	2,369,169	$1.43	8.8	$6.8
Granted	—	$—	—
Cancelled	(36,748)	$3.80	—
Exercised	(43,262)	$0.13	—
Outstanding at March 31, 2024	2,289,159	$1.34	8.5	$6.6
Exercisable as of March 31, 2024	1,924,903	$0.24		—

The balance and activity of all stock options outstanding under the 2021 Plan as of December 31, 2023, and 2022, is as follows:

	Options	Weighted Average Exercise Price Per Share	Weighted Average Remaining Contractual Term (years)
Outstanding at January 1, 2022	613,463	$0.12	9.6
Granted	1,894,155	$0.14	—
Cancelled	0	$—	—
Exercised	0	$—	—
Outstanding at December 31, 2022	2,507,618	$0.14	9.4
Granted	382,726	$8.21	—
Cancelled	(313,783)	$0.22	—
Exercised	(207,392)	$0.12	—
Outstanding as of December 31, 2023	2,369,169	$1.43	8.8
Exercisable as of December 31, 2023	2,232,117	$0.21